CAPITAL STOCK (Narrative) (Details)			1 Months Ended					12 Months Ended
	Dec. 14, 2022 $ / shares	Dec. 14, 2022 USD ($) $ / shares shares	Apr. 24, 2024 shares	Apr. 27, 2023 $ / shares	Apr. 27, 2023 USD ($) $ / shares shares	Jan. 31, 2022 shares	Jul. 30, 2011	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized								250,000,000	250,000,000
Common stock, par value per share | $ / shares								$ 0.001	$ 0.001
Repurchase of shares | $								$ 171,325	$ 156,249	$ 320,235
Treasury shares cancelled						28,500		28,500	11,500
Stock option plan, rolling percentage							10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $								$ 1,115,000	$ 786,600
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term								10 years 8 months 12 days	11 years 8 months 12 days
Stock-based compensation | $								$ 23,750	$ 237,078	$ 2,504
Number of Options, Granted								62,500	450,000
Weighted Average Exercise Price, Granted | $ / shares								$ 0.92	$ 0.81
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term							20 years
First Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares)								234,200	223,000
Repurchase of shares | $								$ 150,582	$ 156,249
Second Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares | $								$ 6,892	$ 13,294
Common shares re-purchased which were held in treasury								11,500	17,600
Third Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares)								28,500	11,500
Treasury Stock, Common, Value | $								$ 20,744	$ 6,892
Options granted to insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted		350,000			62,500
Expense of share-based payment arrangement | $		$ 120,563			$ 23,750
Weighted Average Exercise Price, Granted | (per share)	$ 0.81	$ 0.6		$ 0.92	$ 0.68
Options granted to non-insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted		100,000
Expense of share-based payment arrangement | $		$ 34,447
Weighted Average Exercise Price, Granted | (per share)	$ 0.81	$ 0.6
Options granted to consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense of share-based payment arrangement | $									$ 4,976
Option terms to maturity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense of share-based payment arrangement | $		$ 77,092
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares)			53,800
Common shares re-purchased which were held in treasury			74,000
Treasury shares cancelled			20,200